Segment reporting - Geographic information - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information
Net Revenue	$ 2,461,577	$ 2,387,371	$ 1,921,131
PUERTO RICO
Segment Reporting Information
Net Revenue	2,016,089	1,953,671	1,527,758
UNITED STATES
Segment Reporting Information
Net Revenue	371,368	357,680	318,093
Other
Segment Reporting Information
Net Revenue	$ 74,120	$ 76,020	$ 75,280